UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07896
GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The GAMCO Vertumnus Fund
First Quarter Report — March 31, 2011

Mario J. Gabelli, CFA
To Our Shareholders,
     During the first quarter of 2011, The GAMCO Vertumnus Fund’s (the “Fund”) (Class AAA) total return was 2.6% compared with the Merrill Lynch Global 300 Convertible Index of 15.1% and the Morgan Stanley Capital International (“MSCI”) World Free Index of 4.3%.
     Enclosed is the investment portfolio as of March 31, 2011.
Comparative Results

Average Annual Returns through March 31, 2011 (a) (Unaudited)

						Since
						Inception
	Quarter	1 Year	3 Year	5 Year	10 Year	(2/3/94)
GAMCO Vertumnus Fund Class AAA	2.63%	13.79%	1.06%	0.44%	3.37%	4.92%
Merrill Lynch Global 300 Convertible Index	15.07	11.31	6.00	4.99	4.78	5.38 (e)
MSCI World Free Index	4.29	11.19	(2.44)	0.00	2.32	4.40 (f)
Lipper Convertible Securities Fund Average	5.24	18.20	7.51	6.27	6.35	7.86
Class A	2.63	13.78	1.14	0.45	3.38	4.94
With sales charge (b)	(3.27)	7.24	(0.84)	(0.73)	2.78	4.58
Class B	2.23	12.51	0.26	(0.32)	2.58	4.46
With contingent deferred sales charge (c)	(2.77)	7.51	(0.75)	(0.73)	2.58	4.46
Class C	2.45	12.52	0.21	(0.35)	2.65	4.50
With contingent deferred sales charge (d)	1.45	11.52	0.21	(0.35)	2.65	4.50
Class I	2.69	13.74	1.31	0.59	3.44	4.97

In the current prospectus dated April 29, 2011, the gross expense ratios for Class AAA, A, B, C, and I Shares are 2.87%, 2.87%, 3.62%, 3.62%, and 2.62%, respectively. The net expense ratios in the current prospectus for these share classes are 2.02%, 2.02%, 2.77%, 2.77%, and 1.77%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Returns would have been lower had the Advisor not reimbursed certain expenses of the Fund. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Shares net asset value per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on May 2, 2001, March 28, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Merrill Lynch Global 300 Convertible Index, and the MSCI World Free Index are unmanaged indicators of investment performance, while the Lipper Convertible Securities Fund Average reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% and is reduced to 0% after six years.

(d)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.

(e)	There is no data available for the Merrill Lynch Global 300 Convertible Index prior to December 31, 1994.

(f)	MSCI AC World Free Index since inception performance is as of January 31, 1994.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The GAMCO Vertumnus Fund
Schedule of Investments — March 31, 2011 (Unaudited)

Principal			Market
Amount			Value
		CONVERTIBLE CORPORATE BONDS — 75.7%
		Aviation — 1.3%
$50,000		Textron Inc., Ser. TXT, Cv., 4.500%, 05/01/13	$107,250

		Broadcasting — 0.0%
400,000		Citadel Broadcasting Corp., Sub. Deb. Cv., Escrow, 4.000%, 02/11/20† (a)	0

		Business Services — 2.7%
200,000		The Interpublic Group of Companies Inc., Cv., 4.250%, 03/15/23	229,500

		Commercial Services — 3.4%
300,000		The Providence Service Corp., Sub. Deb. Cv., 6.500%, 05/15/14	292,500

		Computer Hardware — 8.1%
700,000		SanDisk Corp., Cv., 1.000%, 05/15/13	690,375

		Consumer Products — 3.2%
300,000		Eastman Kodak Co., Cv., 7.000%, 04/01/17	268,875

		Diversified Industrial — 5.0%
200,000		GenCorp Inc., Sub. Deb. Cv., 4.063%, 12/31/39	200,250
200,000		Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17 (b)	225,250

			425,500

		Electronics — 0.6%
52,000		Advanced Micro Devices Inc., Cv., 5.750%, 08/15/12	53,950

		Energy and Utilities — 13.7%
200,000		Cameron International Corp., Cv., 2.500%, 06/15/26	323,750
350,000		Covanta Holding Corp., Cv., 3.250%, 06/01/14	414,750
300,000		JA Solar Holdings Co. Ltd., Cv., 4.500%, 05/15/13	289,125
100,000		Seadrill Ltd., Cv., 3.625%, 11/08/12	129,875

			1,157,500

		Entertainment — 0.9%
50,000		Take-Two Interactive Software Inc., Cv., 4.375%, 06/01/14	79,688

		Financial Services — 6.4%
200,000		CompuCredit Holdings Corp., Cv., 3.625%, 05/30/25	182,000
300,000		Janus Capital Group Inc., Cv., 3.250%, 07/15/14	361,500

			543,500

		Health Care — 7.9%
400,000		Chemed Corp., Cv., 1.875%, 05/15/14	419,500
200,000		Kinetic Concepts Inc., Cv., 3.250%, 04/15/15 (b)	249,750

			669,250

		Metals and Mining — 9.7%
100,000		Alcoa Inc., Cv., 5.250%, 03/15/14	281,750
200,000		Kinross Gold Corp., Cv., 1.750%, 03/15/28 (b)	201,000
250,000		Newmont Mining Corp., Ser. B, Cv., 1.625%, 07/15/17	339,375

			822,125

		Telecommunications — 12.8%
700,000		NII Holdings Inc., Cv., 3.125%, 06/15/12	707,000
20,000,000	(c)	Softbank Corp., Cv., 1.500%, 03/31/13	375,270

			1,082,270

		TOTAL CONVERTIBLE CORPORATE BONDS	6,422,283

		CORPORATE BONDS — 1.4%
		Energy and Utilities — 1.4%
200,000		Texas Competitive Electric Holdings Co. LLC, Ser. B (STEP), 10.250%, 11/01/15	117,500

Shares
		COMMON STOCKS — 22.9%
		Energy and Utilities — 1.1%
2,000		Emera Inc.	65,374
1,000		Endesa SA	30,987

			96,361

		Financial Services — 0.8%
800		JPMorgan Chase & Co.	36,880
500		Royal Bank of Canada	30,985

			67,865

See accompanying notes to schedule of investments.

2

The GAMCO Vertumnus Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Food and Beverage — 1.1%
1,000	Nestlé SA	$57,322
1,000	Wimm-Bill-Dann Foods OJSC, ADR†	33,470

		90,792

	Health Care — 7.8%
1,800	Beckman Coulter Inc.	149,526
1,500	Becton, Dickinson and Co.	119,430
5,000	Merck & Co. Inc.	165,050
4,000	Pfizer Inc.	81,240
4,000	Roche Holding AG, ADR	143,800

		659,046

	Machinery — 3.0%
2,800	Bucyrus International Inc.	256,060

	Specialty Chemicals — 3.3%
1,000	Dionex Corp.†	118,050
1,200	The Lubrizol Corp.	160,752

		278,802

	Telecommunications — 5.8%
6,000	Atheros Communications Inc.†	267,900
3,500	Telekom Austria AG	51,189
6,000	Vodafone Group plc, ADR	172,500

		491,589

	TOTAL COMMON STOCKS	1,940,515

	TOTAL INVESTMENTS — 100.0% (Cost $7,401,104)	$8,480,298

	Aggregate tax cost	$7,401,128

	Gross unrealized appreciation	$1,145,842
	Gross unrealized depreciation	(66,672)

	Net unrealized appreciation/depreciation	$1,079,170

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2011, the fair valued security had no market value.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the market value of Rule 144A securities amounted to $676,000 or 7.97% of total investments.

(c)	Principal amount denoted in Japanese Yen.

†	Non-income producing security.

ADR	American Depositary Receipt

OJSC	Open Joint Stock Company

STEP	Step coupon bond. The rate disclosed is that in effect at March 31, 2011.

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	86.4%	$7,326,634
Europe	5.8	489,268
Japan	4.4	375,271
Latin America	3.4	289,125

	100.0%	$8,480,298

See accompanying notes to schedule of investments.

3

The GAMCO Vertumnus Fund
Notes to Schedule of Investments (Unaudited)
The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

4

The GAMCO Vertumnus Fund
Notes to Schedule of Investments (Continued) (Unaudited)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 3/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds	$422,375	$5,999,908	$0	$6,422,283
Corporate Bonds	—	117,500	—	117,500
Common Stocks (a)	1,940,515	—	—	1,940,515

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$2,362,890	$6,117,408	$0	$8,480,298

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the period ended March 31, 2011.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

5

The GAMCO Vertumnus Fund
Notes to Schedule of Investments (Continued) (Unaudited)
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at March 31, 2011, if any, are not accounted for as hedging instruments under GAAP.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the period ended March 31, 2011, the Fund held no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the period ended March 31, 2011, the Fund held no investments in forward foreign exchange contracts.

6

The GAMCO Vertumnus Fund
Notes to Schedule of Investments (Continued) (Unaudited)
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.
At December 31, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $2,043,559 which are available to reduce future required distributions of net capital gains to shareholders. $1,663,648 of the loss carryforward is available through 2016; and $379,911 is available through 2017.
Name Change — 2011
     The Board of Directors approved a change to the name of the Fund effective February 7, 2011 to The GAMCO Vertumnus Fund. In Roman mythology, Vertumnus is the God of seasons and change; He could alter his form at will (much like convertible securities into common stock).
     The change in name was precipitated by the SEC’s requirement that a fund with “Global” in its name must have at least 40% of the assets invested in non-U.S. securities. The change in the Fund’s name will not result in a change in the principal investment objectives or strategies of the Fund.

7

GAMCO Global Series Funds, Inc.
The GAMCO Vertumnus Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President
Executive Officer	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
President	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman
Chief Executive Officer	Zizza & Co., Ltd.
Guardian Life Insurance
Company of America

Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Vertumnus Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q111SR
GAMCO
The GAMCO Vertumnus Fund
FIRST QUARTER REPORT
MARCH 31, 2011

The GAMCO Global Growth Fund
First Quarter Report — March 31, 2011

           Caesar Bryan

Howard F. Ward, CFA
To Our Shareholders,
     During the first quarter of 2011, The GAMCO Global Growth Fund’s (the “Fund”) (Class AAA) total return was 3.5% compared with the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Free Index of 4.5%.
     Enclosed is the investment portfolio as of March 31, 2011.
Comparative Results

Average Annual Returns through March 31, 2011 (a) (Unaudited)

						Since
						Inception
	Quarter	1 Year	3 Year	5 Year	10 Year	(2/7/94)
GAMCO Global Growth Fund Class AAA	3.49%	15.49%	1.13%	3.39%	3.51%	8.74%
MSCI AC World Free Index	4.50	14.57	0.80	3.44	3.10	N/A
Lipper Global Large Cap Growth Fund Average	3.73	13.67	0.14	2.59	3.28	2.41 (d)
Class A	3.49	15.44	1.13	3.39	3.51	8.75
With sales charge (b)	(2.46)	8.80	(0.85)	2.17	2.90	8.37
Class C	3.30	14.57	0.37	2.61	2.73	8.22
With contingent deferred sales charge (c)	2.30	13.57	0.37	2.61	2.73	8.22
Class I	3.57	15.75	1.42	3.58	3.60	8.80
In the current prospectus dated April 29, 2011, the expense ratios for Class AAA, A, C, and I Shares are 1.87%, 1.87%, 2.62%, and 1.62%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Shares net asset value per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 2, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class C Shares would have been lower for the periods starting prior to November 23, 2001, due to the additional expenses associated with the class of shares. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The MSCI AC World Free Index is an unmanaged indicator of stock market performance, while the Lipper Global Large Cap Growth Fund Average reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.

(d)	Lipper Global Large Cap Growth Fund Average since inception performance is as of June 30, 1998.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The GAMCO Global Growth Fund
Schedule of Investments — March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 99.7%
	ENERGY — 23.4%
11,000	Apache Corp.	$1,440,120
28,000	Cenovus Energy Inc.	1,102,640
11,500	Chesapeake Energy Corp.	385,480
4,500	Chevron Corp.	483,435
22,500	ConocoPhillips	1,796,850
16,372	Devon Energy Corp.	1,502,458
6,600	EOG Resources Inc.	782,166
21,300	Hess Corp.	1,814,973
15,000	Murphy Oil Corp.	1,101,300
17,400	Occidental Petroleum Corp.	1,818,126
34,000	Petroleo Brasileiro SA, ADR	1,208,360
10,000	Saipem SpA	531,589
9,000	Southwestern Energy Co.†	386,730
34,000	Suncor Energy Inc.	1,524,560
8,000	Ultra Petroleum Corp.†	394,000

	TOTAL ENERGY	16,272,787

	INDUSTRIALS — 21.7%
25,000	ABB Ltd., ADR†	604,750
6,000	Caterpillar Inc.	668,100
9,800	Cummins Inc.	1,074,276
20,000	Eaton Corp.	1,108,800
16,000	Emerson Electric Co.	934,880
3,700	FANUC CORP.	560,026
6,100	Flowserve Corp.	785,680
33,000	General Electric Co.	661,650
10,000	Honeywell International Inc.	597,100
39,000	Jardine Matheson Holdings Ltd.	1,737,060
11,100	Joy Global Inc.	1,096,791
15,000	Komatsu Ltd.	509,437
13,500	PACCAR Inc.	706,725
5,100	Precision Castparts Corp.	750,618
6,000	Rockwell Collins Inc.	388,980
4,800	Schneider Electric SA	820,385
5,000	Secom Co. Ltd.	232,327
7,300	Siemens AG	1,000,514
2,000	Siemens AG, ADR	274,680
7,000	United Technologies Corp.	592,550

	TOTAL INDUSTRIALS	15,105,329

	INFORMATION TECHNOLOGY — 12.7%
8,000	Adobe Systems Inc.†	265,280
6,500	Apple Inc.†	2,264,925
5,500	Canon Inc.	239,360
29,000	EMC Corp.†	769,950
2,500	Google Inc., Cl. A†	1,465,525
12,000	Intel Corp.	242,040
5,300	International Business Machines Corp.	864,271
3,400	Keyence Corp.	870,233
1,300	MasterCard Inc., Cl. A	327,236
27,500	Microsoft Corp.	697,400
10,000	QUALCOMM Inc.	548,300
3,700	Visa Inc., Cl. A	272,394

	TOTAL INFORMATION TECHNOLOGY	8,826,914

	MATERIALS — 12.1%
16,100	Agnico-Eagle Mines Ltd.	1,068,235
6,950	Anglo American plc	357,557
29,000	Barrick Gold Corp.	1,505,390
6,000	BHP Billiton plc	236,781
19,800	Freeport-McMoRan Copper & Gold Inc.	1,099,890
9,000	Goldcorp Inc.	448,200
11,500	Monsanto Co.	830,990
6,300	Rio Tinto plc	442,564
15,000	The Mosaic Co.	1,181,250
40,000	Tokai Carbon Co. Ltd.	199,086
5,200	Vale SA, ADR	173,420
38,598	Xstrata plc	902,164

	TOTAL MATERIALS	8,445,527

	CONSUMER STAPLES — 10.8%
4,000	Colgate-Palmolive Co.	323,040
5,300	Costco Wholesale Corp.	388,596
15,371	Danone	1,004,119
80,000	Davide Campari — Milano SpA	541,254
37,500	Diageo plc	712,870
16,400	Nestlé SA	940,076
10,100	PepsiCo Inc.	650,541
7,456	Pernod-Ricard SA	696,339
46,000	Tesco plc	281,154
17,500	The Coca-Cola Co.	1,161,125
8,500	The Procter & Gamble Co.	523,600
11,100	Woolworths Ltd.	308,618

	TOTAL CONSUMER STAPLES	7,531,332

	FINANCIALS — 8.5%
4,000	BlackRock Inc.	804,040
84,000	Cheung Kong (Holdings) Ltd.	1,369,304
1,533	China Life Insurance Co. Ltd., ADR	85,925
12,000	Julius Baer Group Ltd.	520,762
6,000	Northern Trust Corp.	304,500
17,300	Schroders plc	481,789
15,000	Standard Chartered plc	389,101
25,000	Sun Hung Kai Properties Ltd.	395,961
70,000	Swire Pacific Ltd., Cl. A	1,025,898
32,000	The Charles Schwab Corp.	576,960

	TOTAL FINANCIALS	5,954,240

See accompanying notes to schedule of investments.

2

The GAMCO Global Growth Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY — 6.2%
600	Amazon.com Inc.†	$108,078
25,000	British Sky Broadcasting Group plc	330,868
3,400	Christian Dior SA	478,617
4,500	Coach Inc.	234,180
8,714	Compagnie Financiere Richemont SA, Cl. A	503,297
8,300	Hennes & Mauritz AB, Cl. B	275,620
19,500	Johnson Controls Inc.	810,615
2,700	NIKE Inc., Cl. B	204,390
13,000	Nikon Corp.	268,033
2,500	Polo Ralph Lauren Corp.	309,125
7,000	The Swatch Group AG	556,342
4,000	Tiffany & Co.	245,760

	TOTAL CONSUMER DISCRETIONARY	4,324,925

	HEALTH CARE — 4.3%
4,200	Becton, Dickinson and Co.	334,404
6,600	Hisamitsu Pharmaceutical Co. Inc.	266,206
4,600	Novo Nordisk A/S, Cl. B	577,929
2,600	Roche Holding AG, Genusschein	371,388
8,700	St. Jude Medical Inc.	445,962
6,300	Stryker Corp.	383,040
4,400	Takeda Pharmaceutical Co. Ltd.	205,242
6,000	Varian Medical Systems Inc.†	405,840

	TOTAL HEALTH CARE	2,990,011

	TOTAL COMMON STOCKS	69,451,065

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.3%
$190,000	U.S. Treasury Bill, 0.157%††, 09/15/11	$189,868

	TOTAL INVESTMENTS — 100.0% (Cost $54,202,094)	$69,640,933

	Aggregate tax cost	$54,405,052

	Gross unrealized appreciation	$16,203,613
	Gross unrealized depreciation	(967,732)

	Net unrealized appreciation/depreciation	$15,235,881

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	66.3%	$46,153,928
Europe	19.9	13,832,508
Asia/Pacific	7.1	4,922,765
Japan	4.8	3,349,952
Latin America	1.9	1,381,780

	100.0%	$69,640,933

See accompanying notes to schedule of investments.

3

The GAMCO Global Growth Fund
Notes to Schedule of Investments (Unaudited)
The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time at which net asset values of the Fund is determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

4

The GAMCO Global Growth Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 — Quoted Prices*	$69,451,065
Level 2 — Other Significant Observable Inputs*	189,868

Total	$69,640,933

*	Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Level 2 consists of U.S. Government Obligations. Please refer to the SOI for the industry classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the period ended March 31, 2011.
There were no Level 3 investments held at March 31, 2011 or December 31, 2010.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

5

The GAMCO Global Growth Fund
Notes to Schedule of Investments (Continued) (Unaudited)
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at March 31, 2011, if any, are not accounted for as hedging instruments under GAAP.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the period ended March 31, 2011, the Fund held no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

6

The GAMCO Global Growth Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the period ended March 31, 2011, the Fund held no investments in forward foreign exchange contracts.
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.
At December 31, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $4,276,907 which are available to reduce future required distributions of net capital gains to shareholders. $1,279,768 of the loss carryforward is available through 2011; $1,126,497 is available through 2016; and $1,870,642 is available through 2017.

7

GAMCO Global Series Funds, Inc.
The GAMCO Global Growth Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors
Mario J. Gabelli, CFA
Chairman and Chief
Executive Officer
GAMCO Investors, Inc.
E. Val Cerutti
Chief Executive Officer
Cerutti Consultants, Inc.
Anthony J. Colavita
Attorney-at-Law
Anthony J. Colavita, P.C. Inc.
Arthur V. Ferrara
Former Chairman and
Chief Executive Officer
Guardian Life Insurance
Company of America
John D. Gabelli
Senior Vice President
Gabelli & Company, Inc.
Werner J. Roeder, MD
Medical Director
Lawrence Hospital
Anthonie C. van Ekris
Chairman
BALMAC International,
Salvatore J. Zizza
Chairman
Zizza & Co., Ltd.

Officers
Bruce N. Alpert
President and Secretary
Agnes Mullady
Treasurer
Peter D. Goldstein
Chief Compliance Officer

Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB442Q111SR
GAMCO
The GAMCO Global Growth Fund
FIRST QUARTER REPORT
MARCH 31, 2011

The GAMCO Global Opportunity Fund
First Quarter Report — March 31, 2011
To Our Shareholders,
     During the first quarter of 2011, The GAMCO Global Opportunity Fund’s (the “Fund”) (Class AAA) total return was 1.4%, compared with the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Free Index of 4.5% and the Lipper Global Multi-Cap Growth Fund Average of 4.1%.
     Enclosed is the investment portfolio as of March 31, 2011.

Caesar Bryan

Comparative Results
Average Annual Returns through March 31, 2011 (a) (Unaudited)

						Since
						Inception
	Quarter	1 Year	3 Year	5 Year	10 Year	(5/11/98)
GAMCO Global Opportunity Fund Class AAA	1.38%	17.19%	2.40%	3.28%	5.66%	7.24%
MSCI AC World Free Index	4.50	14.57	0.80	3.44	3.10	1.66	(e)
Lipper Global Multi-Cap Growth Fund Average	4.11	19.58	3.32	5.34	6.39	8.02	(f)
Lipper Global Large-Cap Growth Fund Average	3.73	13.67	0.14	2.59	3.28	2.41	(g)
Class A	1.33	17.12	2.39	3.28	5.68	7.24
With sales charge (b)	(4.49)	10.39	0.38	2.06	5.05	6.75
Class B	1.24	16.30	1.65	2.52	4.90	6.61
With contingent deferred sales charge (c)	(3.76)	11.30	0.67	2.16	4.90	6.61
Class C	1.19	16.30	1.64	2.47	5.27	6.93
With contingent deferred sales charge (d)	0.19	15.30	1.64	2.47	5.27	6.93
Class I	1.43	17.41	2.68	3.46	5.76	7.31
In the current prospectus dated April 29, 2011, the gross expense ratios for Class AAA, A, B, C, and I Shares are 2.66%, 2.66%, 3.41%, 3.41%, and 2.41%, respectively. The net expense ratios in the current prospectus for these share classes are 2.01%, 2.01%, 2.76%, 2.76%, and 1.76%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The Class AAA Shares net asset value per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on March 12, 2000, August 16, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower for the periods starting prior to August 16, 2000 and November 23, 2001, respectively, due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The MSCI AC World Free Index is an unmanaged indicator of stock market performance, while the Lipper Global Multi-Cap Growth Fund Average and the Lipper Global Large-Cap Growth Fund Average reflect the average performance of mutual funds classified in those particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% and is reduced to 0% after six years.

(d)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.

(e)	MSCI AC World Free Index since inception performance is as of December 31, 2000.

(f)	Lipper Global Multi-Cap Growth Fund Average since inception performance is as of September 30, 1998.

(g)	Lipper Global Large-Cap Growth Fund Average since inception performance is as of June 30, 1998.

The GAMCO Global Opportunity Fund
Schedule of Investments — March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 100.0%
	MATERIALS — 18.6%
1,200	Agnico-Eagle Mines Ltd.	$79,620
30,000	Antofagasta plc	654,998
3,000	BHP Billiton Ltd.	144,478
5,304	CRH plc, Dublin†	121,612
70	CRH plc, London	1,617
36,000	Gold Fields Ltd., ADR	628,560
3,000	Impala Platinum Holdings Ltd.	86,803
2,500	Monsanto Co.	180,650
2,000	Newcrest Mining Ltd.	82,376
1,830	Rio Tinto plc	128,554
10,000	Sanyo Special Steel Co. Ltd.	53,378
400	Syngenta AG	129,995
10,000	Xstrata plc	233,733

	TOTAL MATERIALS	2,526,374

	CONSUMER STAPLES — 16.5%
10,113	British American Tobacco plc	405,909
1,300	Danone	84,923
7,000	Diageo plc	133,069
2,280	Dr Pepper Snapple Group Inc.	84,725
7,000	General Mills Inc.	255,850
5,000	Heineken Holding NV	240,356
3,000	Mead Johnson Nutrition Co.	173,790
3,060	Pernod-Ricard SA	285,783
2,500	Philip Morris International Inc.	164,075
4,500	Sara Lee Corp.	79,515
4,000	The Procter & Gamble Co.	246,400
2,750	Wesfarmers Ltd.	90,397

	TOTAL CONSUMER STAPLES	2,244,792

	INDUSTRIALS — 16.4%
1,000	Bucher Industries AG	228,634
16,000	China Merchants Holdings (International) Co. Ltd.	67,570
4,500	CNH Global NV†	218,475
1,000	FANUC CORP.	151,358
4,300	Jardine Matheson Holdings Ltd.	191,522
3,600	Komatsu Ltd.	122,265
3,000	L-3 Communications Holdings Inc.	234,930
2,500	Lockheed Martin Corp.	201,000
4,000	Mitsui & Co. Ltd.	71,700
4,000	Precision Castparts Corp.	588,720
1,000	SMC Corp.	164,583

	TOTAL INDUSTRIALS	2,240,757

	ENERGY — 15.4%
10,000	BP plc	72,831
5,000	Galp Energia SGPS SA, Cl. B	107,034
4,000	Imperial Oil Ltd.	204,394
3,500	Peabody Energy Corp.	251,860
5,000	Petroleo Brasileiro SA, ADR	202,150
8,000	Saipem SpA	425,271
6,200	Schlumberger Ltd.	578,212
6,000	Suncor Energy Inc.	269,040

	TOTAL ENERGY	2,110,792

	CONSUMER DISCRETIONARY — 8.8%
6,000	Cablevision Systems Corp., Cl. A	207,660
3,000	Christian Dior SA	422,309
10,000	Compagnie Financiere Richemont SA, Cl. A	577,572

	TOTAL CONSUMER DISCRETIONARY	1,207,541

	HEALTH CARE — 7.7%
2,000	Cochlear Ltd.	171,682
4,400	Novartis AG	238,659
2,000	Roche Holding AG, Genusschein	285,683
3,000	St. Jude Medical Inc.	153,780
1,250	Synthes Inc.	169,026
1,200	TSUMURA & Co.	37,653

	TOTAL HEALTH CARE	1,056,483

	INFORMATION TECHNOLOGY — 7.1%
2,000	Canon Inc.	87,040
800	Google Inc., Cl. A†	468,968
2,800	Hoya Corp.	63,890
500	Keyence Corp.	127,975
9,000	Microsoft Corp.	228,240

	TOTAL INFORMATION TECHNOLOGY	976,113

	FINANCIAL SERVICES — 5.8%
5,000	Cheung Kong (Holdings) Ltd.	81,506
16,000	Hongkong Land Holdings Ltd.	112,000
10,000	Kinnevik Investment AB, Cl. B	233,052
8,000	Schroders plc	222,793
10,000	Swire Pacific Ltd., Cl. A	146,557

	TOTAL FINANCIAL SERVICES	795,908

	TELECOMMUNICATION SERVICES — 2.4%
2,300	Telephone & Data Systems Inc.	77,510
2,300	Telephone & Data Systems Inc., Special	67,896
3,500	United States Cellular Corp.†	180,215

	TOTAL TELECOMMUNICATION SERVICES	325,621

	UTILITIES — 1.3%
7,000	Connecticut Water Service Inc.	184,450

	TOTAL COMMON STOCKS	13,668,831

See accompanying notes to schedule of investments.

2

The GAMCO Global Opportunity Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

Market
Value
TOTAL INVESTMENTS — 100.0% (Cost $8,133,815)	$13,668,831

Aggregate tax cost	$8,133,842

Gross unrealized appreciation	$5,655,105
Gross unrealized depreciation	(120,116)

Net unrealized appreciation/depreciation	$5,534,989

†	Non-income producing security.

ADR	American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
Europe	39.9%	$5,452,861
North America	39.0	5,330,525
Asia/Pacific	8.0	1,088,088
Japan	6.4	879,844
South Africa	5.2	715,363
Latin America	1.5	202,150

	100.0%	$13,668,831

See accompanying notes to schedule of investments.

3

The GAMCO Global Opportunity Fund
Notes to Schedule of Investments (Unaudited)
The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time at which net asset values of the Fund is determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.
We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

4

The GAMCO Global Opportunity Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 — Quoted Prices*	$13,668,831

*	Portfolio holdings designated in Level 1 are disclosed individually in the Schedule of Investments (“SOI”).
The Fund did not have significant transfers between Level 1 and Level 2 during the period ended March 31, 2011.
There were no Level 3 investments held at March 31, 2011 or December 31, 2010.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

5

The GAMCO Global Opportunity Fund
Notes to Schedule of Investments (Continued) (Unaudited)
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at March 31, 2011, if any, are not accounted for as hedging instruments under GAAP.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the period ended March 31, 2011, the Fund held no investments in forward foreign exchange contracts.
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.
At December 31, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $3,758,096 which are available to reduce future required distributions of net capital gains to shareholders. $1,288,891 of the loss carryforward is available through 2011; $1,201,151 is available through 2012; $1,170,048 is available through 2016; and $98,006 is available through 2017.

6

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.
What kind of non-public information do we collect about you if you become a Fund shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.
•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO Global Series Funds, Inc.
The GAMCO Global Opportunity Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President
Executive Officer	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
President	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman
Chief Executive Officer	Zizza & Co., Ltd.
Guardian Life Insurance
Company of America
Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAMCO
The
GAMCO
Global
Opportunity
Fund
GAB403Q111SR
FIRST QUARTER REPORT
MARCH 31, 2011

The GAMCO Global Telecommunications Fund
First Quarter Report
March 31, 2011
Morningstar® rated The GAMCO Global Telecommunications Fund Class AAA Shares 4 stars overall and 4 stars for the five and ten year periods and 3 stars for the three year period ended March 31, 2011 among 40, 33, 29, and 40 Communications funds, respectively.
Mario J. Gabelli, CFA
Sergey Dluzhevskiy, CFA, CPA
Evan Miller, CFA
To Our Shareholders,
     During the first quarter of 2011, The GAMCO Global Telecommunications Fund’s (the “Fund”) (Class AAA) total return was 5.5% compared with the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Telecommunication Services Index of 5.7%.
Enclosed is the investment portfolio as of March 31, 2011.
Comparative Results

Average Annual Returns through March 31, 2011 (a) (Unaudited)
						Since
						Inception
	Quarter	1 Year	3 Year	5 Year	10 Year	(11/1/93)
GAMCO Global Telecommunications Fund Class AAA	5.48%	16.76%	0.60%	4.68%	4.15%	8.42%
MSCI AC World Telecommunication Services Index	5.73	21.54	1.57	8.39	(0.12)	(1.42	)(e)
MSCI AC World Free Index	4.50	14.57	0.80	3.44	3.10	1.66	(e)
Class A	5.48	16.76	0.61	4.71	4.16	8.43
With sales charge (b)	(0.58)	10.05	(1.35)	3.48	3.55	8.06
Class B	5.29	15.88	(0.16)	3.89	3.37	7.92
With contingent deferred sales charge (c)	0.29	10.88	(1.17)	3.55	3.37	7.92
Class C	5.28	15.87	(0.14)	3.89	3.36	7.92
With contingent deferred sales charge (d)	4.28	14.87	(0.14)	3.89	3.36	7.92
Class I	5.59	17.10	0.87	4.86	4.23	8.47
In the current prospectus dated April 29, 2011, the expense ratios for Class AAA, A, B, C, and I Shares are 1.62%, 1.62%, 2.37%, 2.37%, and 1.37%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Shares net asset value per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C, and Class I Shares on March 12, 2000, March 13, 2000, and June 2, 2000, and January 11, 2008, respectively. The actual performance for the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The MSCI AC World Telecommunication Services Index and the MSCI AC World Free Index are unmanaged indicators of global stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% and is reduced to 0% after six years.

(d)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.

(e)	MSCI AC World Telecommunication Services Index and the MSCI AC World Free Index since inception performances are as of December 31, 2000.

The GAMCO Global Telecommunications Fund
Schedule of Investments — March 31, 2011 (Unaudited)

			Market
Shares			Value
		COMMON STOCKS — 99.0%
		DIVERSIFIED TELECOMMUNICATIONS SERVICES — 47.0%
		Africa/Middle East — 0.5%
40,000		Maroc Telecom	$786,826
2,000		Pakistan Telecommunications Co. Ltd., GDR (a)	39,813
9,100		Telkom SA Ltd.	49,771

			876,410

		Asia/Pacific — 4.2%
225,000		Asia Satellite Telecommunications Holdings Ltd.	419,423
170,000		First Pacific Co. Ltd.	152,111
20,000		First Pacific Co. Ltd., ADR	89,200
10,000		KT Corp., ADR†	195,300
90,000		PCCW Ltd.	37,488
42,600		Philippine Long Distance Telephone Co., ADR	2,279,100
19,360		PT Telekomunikasi Indonesia, ADR	650,109
835,000		Singapore Telecommunications Ltd.	2,000,555
26,400		Telecom Corp. of New Zealand Ltd., ADR	203,544
375,000		Telekom Malaysia Berhad	500,206
1,800		Telstra Corp. Ltd., ADR	25,992
8,075		Thai Telephone & Telecom, GDR† (a)(b)(c)	226
1,000,000		True Corp. Public Co. Ltd.†	193,420

			6,746,674

		Europe — 22.5%
13,750		Belgacom SA	532,661
18,000		BT Group plc, ADR	541,440
300,000		Cable & Wireless Worldwide plc	252,422
10,000		Colt Group SA†	23,919
331,000		Deutsche Telekom AG, ADR	5,104,020
50,000		Elisa Oyj	1,100,451
27,000		France Telecom SA, ADR	607,770
5,507		Hellenic Telecommunications Organization SA	61,499
35,000		Hellenic Telecommunications Organization SA, ADR	191,450
1,100		Iliad SA	131,884
55,800		Koninklijke KPN NV, ADR	956,970
1,500		Magyar Telekom Telecommunications plc, ADR	23,445
69,000		Portugal Telecom SGPS SA	796,372
59,000		Portugal Telecom SGPS SA, ADR	686,170
9,300		Rostelecom OJSC, ADR	342,519
88,000		Sistema JSFC, GDR (d)	2,560,800
60,000		Swisscom AG, ADR	2,676,000
935,000		Telecom Italia SpA	1,437,707
21,000		Telecom Italia SpA, ADR	322,980
280,500		Telefonica SA, ADR	7,074,210
6,361		Telefonica SA, BDR	155,845
136,000		Telekom Austria AG	1,989,059
46,000		Telenor ASA	756,928
535,000		TeliaSonera AB	4,623,687
244,000		VimpelCom Ltd., ADR	3,445,280

			36,395,488

		Japan — 0.7%
18,500		Nippon Telegraph & Telephone Corp.	830,698
12,000		Nippon Telegraph & Telephone Corp., ADR	269,880

			1,100,578

		Latin America — 4.2%
26,000		Brasil Telecom SA	281,236
16,034		Brasil Telecom SA, ADR	433,078
6,490		Brasil Telecom SA, Cl. C, ADR	69,703
44		Brasil Telecom SA, Preference	393
37,415,054		Cable & Wireless Jamaica Ltd.† (e)	113,937
500		Maxcom Telecomunicaciones SAB de CV, ADR†	1,675
13,500		Tele Norte Leste Participacoes SA	307,515
20,193		Tele Norte Leste Participacoes SA, ADR	353,983
148,000		Telecom Argentina SA, ADR	3,670,400
14,000		Telecomunicacoes de Sao Paulo SA	320,448
58,000		Telefonos de Mexico SAB de CV, Cl. L, ADR	1,059,080
3,355		Telemar Norte Leste SA, Preference, Cl. A	113,309

			6,724,757

		North America — 14.9%
4,200		AboveNet Inc.	272,413
120,000		AT&T Inc.	3,672,000
30,000		Atlantic Tele-Network Inc.	1,115,700
2,000		BCE Inc.	72,656
47,136	(f)	Bell Aliant Inc. (a)(c)	1,304,931
14,000		CenturyLink Inc.	581,700
665,000		Cincinnati Bell Inc.†	1,782,200
2,989		Consolidated Communications Holdings Inc.	55,984
10,000		E.Spire Communications Inc.† (c)	0
5,000		EarthLink Inc.	39,150
2,400		Equinix Inc.†	218,640
21,541		Frontier Communications Corp.	177,067
57,000		General Communication Inc., Cl. A†	623,580
25,000		Internap Network Services Corp.†	164,250
10,800		Manitoba Telecom Services Inc.	334,750
22,422		McLeodUSA Inc., Cl. A† (c)	110
130,000		McLeodUSA Inc., Cl. A, Escrow† (c)	0
27,600		New Ulm Telecom Inc.	154,560
20,000		NorthPoint Communications Group Inc.†	6
92,000		Qwest Communications International Inc.†	628,360
33,000		Shenandoah Telecommunications Co.	595,980
45,000		TELUS Corp.	2,300,825
2,943		TELUS Corp., Non-Voting, New York	142,706
33,057		TELUS Corp., Non-Voting, Toronto	1,605,967
105,000		tw telecom inc.†	2,016,000
See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

			Market
Shares			Value
		COMMON STOCKS (Continued)
		DIVERSIFIED TELECOMMUNICATIONS SERVICES (Continued)
		North America (Continued)
145,000		Verizon Communications Inc.	$5,588,300
41,000		Windstream Corp.	527,670

			23,975,505

		TOTAL DIVERSIFIED TELECOMMUNICATIONS SERVICES	75,819,412

		WIRELESS TELECOMMUNICATIONS SERVICES — 32.9%
		Africa/Middle East — 0.8%
4,000		Econet Wireless Zimbabwe Ltd.	19,560
21,000		Mtn Group Ltd.	423,942
212,440		Orascom Telecom Holding SAE, GDR† (b)(d)	782,841

			1,226,343

		Asia/Pacific — 3.9%
263,000		Axiata Group Berhad†	415,937
61,000		China Mobile Ltd., ADR	2,820,640
71,200		China Unicom Hong Kong Ltd., ADR	1,181,920
666		Hutchison Telecommunications Hong Kong
		Holdings Ltd.	211
5,800		PT Indosat Tbk, ADR	175,508
94,500		SK Telecom Co. Ltd., ADR	1,777,545

			6,371,761

		Europe — 7.0%
37,000		Bouygues SA	1,776,799
300,000		Cable & Wireless Communications plc	219,263
30,300		Millicom International Cellular SA	2,913,951
7,000		Mobile TeleSystems OJSC, ADR	148,610
119,000		Turkcell Iletisim Hizmetleri A/S, ADR	1,788,570
107,000		Vivendi	3,055,540
51,000		Vodafone Group plc, ADR	1,466,250

			11,368,983

		Japan — 2.6%
390		KDDI Corp.	2,414,643
1,010		NTT DoCoMo Inc.	1,775,210

			4,189,853

		Latin America — 6.2%
121,000		America Movil SAB de CV, Cl. L, ADR	7,030,100
17,500		Grupo Iusacell SA de CV† (c)	0
26,000		NII Holdings Inc.†	1,083,420
140,000		Tim Participacoes SA†	716,014
14,000		Tim Participacoes SA, ADR	611,100
2,755		Vivo Participacoes SA	110,527
7,914		Vivo Participacoes SA, ADR	319,567
3,256		Vivo Participacoes SA, Preference	129,430

			10,000,158

		North America — 12.4%
40,350		Clearwire Corp., Cl. A†	225,558
24,000		ICO Global Communications (Holdings) Ltd.†	64,080
1,200		Leap Wireless International Inc.†	18,588
8,000		MetroPCS Communications Inc.†	129,920
1,428		Nextwave Wireless Inc.†	951
160,500		Rogers Communications Inc., Cl. B	5,842,200
660,000		Sprint Nextel Corp.†	3,062,400
80,000		Telephone & Data Systems Inc.	2,696,000
59,100		Telephone & Data Systems Inc., Special	1,744,632
120,000		United States Cellular Corp.†	6,178,800

			19,963,129

		TOTAL WIRELESS TELECOMMUNICATIONS SERVICES	53,120,227

		OTHER — 19.1%
		Asia/Pacific — 0.6%
19,065		Austar United Communications Ltd.†	25,932
70,000		C.P. Pokphand Co. Ltd., ADR	230,300
26,000		Himachal Futuristic Communications Ltd., GDR† (a)(c)	26,925
5,000	(f)	Hutchison Port Holdings Trust†	4,950
50,000		Hutchison Whampoa Ltd.	592,013
250,000		Time Engineering Berhad	40,858

			920,978

		Europe — 2.3%
8,000		Alcatel-Lucent, ADR†	46,480
12,000		BCB Holdings Ltd., London†	14,727
1,000		British Sky Broadcasting Group plc, ADR	53,210
9,000		E.ON AG	274,865
59,500		G4S plc	243,780
96,000		GN Store Nord A/S	901,574
2,800		Kinnevik Investment AB, Cl. A	65,210
27,500		Kinnevik Investment AB, Cl. B	640,893
6,400		L. M. Ericsson Telephone Co., Cl. B, ADR	82,304
25,000		Nokia Oyj, ADR	212,750
900		Shellshock Ltd.†	736
750		Siemens AG, ADR	103,005
21,000		Telegraaf Media Groep NV	433,470
5,000		ThyssenKrupp AG	204,288
16,082		TNT NV, ADR	411,538
4,000		Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	20,974
8,000		Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA, ADR	42,400

			3,752,204

See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Japan — 0.3%
72,000	Furukawa Electric Co. Ltd.	$290,839
21,000	Tokyo Broadcasting System Holdings Inc.	246,910

		537,749

	Latin America — 0.3%
25,693	Contax Participacoes SA, ADR	72,454
19,800	Grupo Televisa SA, ADR†	485,694
1,224	Shellproof Ltd.†	903

		559,051

	North America — 15.6%
80,000	Adelphia Communications Corp., Cl. A† (c)	0
80,000	Adelphia Communications Corp., Cl. A, Escrow† (c)	0
80,000	Adelphia Recovery Trust†	1,200
1,400	Amphenol Corp., Cl. A	76,146
2,567	AOL Inc.†	50,134
2,100	Ascent Media Corp., Cl. A†	102,586
121,500	Cablevision Systems Corp., Cl. A	4,205,115
11,434	CanWest Global Communications Corp., Cl. A, Canada† (c)	547
23,566	CanWest Global Communications Corp., Cl. A, United States† (c)	1,060
7,400	Cogeco Inc.	316,685
11,000	Comcast Corp., Cl. A, Special	255,420
4,000	Convergys Corp.†	57,440
143,000	DIRECTV, Cl. A†	6,692,400
1,500	Discovery Communications Inc., Cl. A†	59,851
5,000	Discovery Communications Inc., Cl. C†	176,050
112,000	DISH Network Corp., Cl. A†	2,728,320
14,400	EchoStar Corp., Cl. A†	545,040
5,000	Fisher Communications Inc.†	155,400
400	Google Inc., Cl. A†	234,484
1,000	L-3 Communications Holdings Inc.	78,310
51,000	Liberty Global Inc., Cl. A†	2,111,910
50,000	Liberty Global Inc., Cl. C†	1,999,500
24,000	Liberty Media Corp. — Capital, Cl. A†	1,768,080
14,000	Liberty Media Corp. — Interactive, Cl. A†	224,560
500	Lockheed Martin Corp.	40,200
48,000	LSI Corp.†	326,400
24,000	Madison Square Garden Inc., Cl. A†	647,760
1,000	Ncm Services Inc.†	41
2,000	News Corp., Cl. B	37,240
2,524	Orbital Sciences Corp.†	47,754
6,000	SCANA Corp.	236,220
4,500	SJW Corp.	104,175
3,000	Time Warner Cable Inc.	214,020
20,000	Time Warner Inc.	714,000
4,200	TiVo Inc.†	36,792
47	Xanadoo Co., Cl. A†	15,980
51,000	Yahoo! Inc.†	849,150

		25,109,970

	TOTAL OTHER	30,879,952

	TOTAL COMMON STOCKS	159,819,591

	WARRANTS — 0.8%
	Wireless Telecommunications Services — 0.8%
	Asia/Pacific — 0.8%
160,000	Bharti Airtel Ltd., expire 09/19/13† (a)	1,282,584

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$305,000	U.S. Treasury Bill, 0.135%††, 09/08/11	304,810

	TOTAL INVESTMENTS — 100.0% (Cost $114,669,037)	$161,406,985

	Aggregate tax cost	$117,328,729

	Gross unrealized appreciation	$59,470,879
	Gross unrealized depreciation	(15,392,623)

	Net unrealized appreciation/depreciation	$44,078,256

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the market value of Rule 144A securities amounted to $2,654,479 or 1.64% of total investments.

(b)	Illiquid security.

(c)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2011, the market value of fair valued securities amounted to $1,333,799 or 0.83% of total investments.

(d)	Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2011, the market value of Regulation S securities amounted to $3,343,641 or 2.07% of total investments, which was valued under methods approved by Board of Directors as follows:
See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

				03/31/11
				Carrying
Acquisition		Acquisition	Acquisition	Value
Shares	Issuer	Date	Cost	Per Unit
212,440	Orascom Telecom Holding SAE, GDR	04/08/07	$1,745,002	$3.6850
88,000	Sistema JSFC, GDR	02/09/05	1,723,007	29.1000

(e)      At March 31, 2011, the Fund held an investment in a restricted security amounting to $113,937 or 0.07% of total investments, which was valued under methods approved by the Board of Directors, as follows:

				03/31/11
				Carrying
Acquisition		Acquisition	Acquisition	Value
Shares	Issuer	Date	Cost	Per Unit
37,415,054	Cable & Wireless Jamaica Ltd.	03/10/94	$499,070	$0.0030

(f)	Denoted in units.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

BDR	Brazilian Depositary Receipt

GDR	Global Depositary Receipt

OJSC	Open Joint Stock Company

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	43.0%	$69,353,414
Europe	31.9	51,516,675
Latin America	10.7	17,283,966
Asia/Pacific	9.5	15,321,997
Japan	3.6	5,828,180
Africa/Middle East	1.3	2,102,753

	100.0%	$161,406,985

See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund
Notes to Schedule of Investments (Unaudited)
The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The GAMCO Global Telecommunications Fund
Notes to Schedule of Investments (Continued) (Unaudited)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 3/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
DIVERSIFIED TELECOMMUNICATIONS SERVICES
North America	$23,975,395	—	$110	$23,975,505
Other Regions (a)	51,843,907	—	—	51,843,907
WIRELESS TELECOMMUNICATIONS SERVICES (a)
Latin America	10,000,158	—	0	10,000,158
Other Regions (a)	43,120,069	—	—	43,120,069
OTHER
Asia/Pacific	894,053	$26,925	—	920,978
North America	25,108,363	—	1,607	25,109,970
Other Regions (a)	4,849,004	—	—	4,849,004

Total Common Stocks	159,790,949	26,925	1,717	159,819,591

Warrants (a)	—	1,282,584	—	1,282,584
U.S. Government Obligations	—	304,810	—	304,810

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$159,790,949	$1,614,319	$1,717	$161,406,985

(a)	Please refer to the Schedule of Investments for the regional classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the period ended March 31, 2011.

The GAMCO Global Telecommunications Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

										Net change
										in unrealized
										appreciation/
										depreciation
										during the
										period on
				Change in						Level 3
	Balance	Accrued	Realized	unrealized			Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/			into	out of	as of	held at
	12/31/10	(premiums)	(loss)	depreciation	Purchases	Sales	Level 3†	Level 3†	3/31/11	3/31/11

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
DIVERSIFIED TELECOMMUNICATIONS SERVICES
North America	$110	$—	$—	$—	$—	$—	$—	$—	$110	$—
WIRELESS TELECOMMUNICATIONS SERVICES
Latin America	0	—	—	—	—	—	—	—	0	—
OTHER
North America	1,582	—	—	25	—	—	—	—	1,607	25

Total Common Stocks	1,692	—	—	25	—	—	—	—	1,717	25

TOTAL INVESTMENTS IN SECURITIES	$1,692	$—	$—	$25	$—	$—	$—	$—	$1,717	$25

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

The GAMCO Global Telecommunications Fund
Notes to Schedule of Investments (Continued) (Unaudited)
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Fund held as of March 31, 2011, refer to the Schedule of Investments.
Concentration Risks. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at March 31, 2011, if any, are not accounted for as hedging instruments under GAAP.

The GAMCO Global Telecommunications Fund
Notes to Schedule of Investments (Continued) (Unaudited)
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the period ended March 31, 2011, the Fund held no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the period ended March 31, 2011, the Fund held no investments in forward foreign exchange contracts.
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.
At December 31, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $19,781,711 which are available to reduce future required distributions of net capital gains to shareholders. $11,910,139 of the loss carryforward is available through 2011; $3,314,655 is available through 2012; $250,132 is available through 2016; and $4,306,785 is available through 2017.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2010 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

GAMCO Global Series Funds, Inc.
The GAMCO Global Telecommunications Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President
Executive Officer	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
President	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman
Chief Executive Officer	Zizza & Co., Ltd.
Guardian Life Insurance
Company of America

Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q111SR
The
GAMCO
Global
Telecommunications
Fund
Morningstar® rated The GAMCO Global Telecommunications Fund Class AAA Shares 4 stars overall and 4 stars for the five and ten year periods and 3 stars for the three year period ended March 31, 2011 among 40, 33, 29, and 40 Communications funds, respectively.
FIRST QUARTER REPORT
MARCH 31, 2011

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 5/31/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/31/11

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer

Date 5/31/11

*	Print the name and title of each signing officer under his or her signature.